CHANGE IN PRESENTATION CURRENCY (Tables)	12 Months Ended
Jan. 31, 2022
SUMMARY OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION AND LOSS AND COMPREHENSIVE LOSS

Consolidated Statements of Financial Position

	January 31, 2021		February 1, 2020
	As reported, USD$	Restated, CAD$	As reported, USD$	Restated, CAD$
Cash	$47,293	$60,486	$9,865	$13,054
Other current assets	994	1,273	5,764	7,628
Equipment	26,450	33,882	798	1,056
Exploration and evaluation assets	702,941	900,463	653,117	864,270
Total assets	$777,678	$996,104	$669,544	$886,008

Current liabilities	$208,744	$266,840	$439,758	$581,931
Non-current liabilities	1,210,035	1,546,774	715,842	947,274
Total liabilities	1,418,779	1,813,614	1,155,600	1,529,205

Share capital	6,281,521	6,409,558	6,281,521	6,409,558
Share-based payment reserve	2,891,764	3,521,907	2,891,764	3,521,907
Deficit	(9,744,146)	(10,522,764)	(9,584,892)	(10,312,110)
Accumulated other comprehensive loss	(70,240)	(226,211)	(74,449)	(262,552)
Total shareholders’ deficit	(641,101)	(817,510)	(486,056)	(643,197)
Total liabilities and shareholders’ deficit	$777,678	$996,104	$669,544	$886,008

Consolidated Statement of Loss and Comprehensive Loss

	Year ended January 31, 2021
	As reported, USD$	Restated, CAD$
Operating expenses	$(267,297)	$(357,570)
Foreign exchange loss	(2,148)	(2,811)
Forgiveness of debt	189,228	255,493
Interest on notes payable	(79,037)	(105,766)
Net loss	(159,254)	(210,654)
Foreign currency translation	4,209	36,341
Comprehensive loss	$(155,045)	$(174,313)
Earnings per share - basic and diluted	$(0.00)	$(0.01)